Expense Example, No Redemption	Nov. 04, 2025 USD ($)
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 713
Expense Example, No Redemption, 3 Years	1,003
Expense Example, No Redemption, 5 Years	1,314
Expense Example, No Redemption, 10 Years	2,194
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	221
Expense Example, No Redemption, 3 Years	683
Expense Example, No Redemption, 5 Years	1,172
Expense Example, No Redemption, 10 Years	2,518
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	141
Expense Example, No Redemption, 3 Years	438
Expense Example, No Redemption, 5 Years	757
Expense Example, No Redemption, 10 Years	1,662
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	376
Expense Example, No Redemption, 5 Years	651
Expense Example, No Redemption, 10 Years	1,436
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	725
Expense Example, No Redemption, 3 Years	1,039
Expense Example, No Redemption, 5 Years	1,376
Expense Example, No Redemption, 10 Years	2,325
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	234
Expense Example, No Redemption, 3 Years	721
Expense Example, No Redemption, 5 Years	1,235
Expense Example, No Redemption, 10 Years	2,646
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,802
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,579
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	678
Expense Example, No Redemption, 3 Years	896
Expense Example, No Redemption, 5 Years	1,132
Expense Example, No Redemption, 10 Years	1,808
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	986
Expense Example, No Redemption, 10 Years	2,139
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	564
Expense Example, No Redemption, 10 Years	1,250
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	456
Expense Example, No Redemption, 10 Years	1,016
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	690
Expense Example, No Redemption, 3 Years	934
Expense Example, No Redemption, 5 Years	1,198
Expense Example, No Redemption, 10 Years	1,950
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	613
Expense Example, No Redemption, 5 Years	1,054
Expense Example, No Redemption, 10 Years	2,279
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	366
Expense Example, No Redemption, 5 Years	634
Expense Example, No Redemption, 10 Years	1,402
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	527
Expense Example, No Redemption, 10 Years	1,171
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	642
Expense Example, No Redemption, 3 Years	817
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	1,552
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	491
Expense Example, No Redemption, 5 Years	857
Expense Example, No Redemption, 10 Years	1,888
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	241
Expense Example, No Redemption, 5 Years	430
Expense Example, No Redemption, 10 Years	977
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	177
Expense Example, No Redemption, 5 Years	320
Expense Example, No Redemption, 10 Years	737
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	728
Expense Example, No Redemption, 3 Years	1,089
Expense Example, No Redemption, 5 Years	1,472
Expense Example, No Redemption, 10 Years	2,544
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	238
Expense Example, No Redemption, 3 Years	772
Expense Example, No Redemption, 5 Years	1,333
Expense Example, No Redemption, 10 Years	2,861
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	926
Expense Example, No Redemption, 10 Years	2,036
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	821
Expense Example, No Redemption, 10 Years	1,818
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	645
Expense Example, No Redemption, 3 Years	836
Expense Example, No Redemption, 5 Years	1,043
Expense Example, No Redemption, 10 Years	1,637
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	895
Expense Example, No Redemption, 10 Years	1,972
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	469
Expense Example, No Redemption, 10 Years	1,068
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	198
Expense Example, No Redemption, 5 Years	360
Expense Example, No Redemption, 10 Years	830
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	689
Expense Example, No Redemption, 3 Years	969
Expense Example, No Redemption, 5 Years	1,270
Expense Example, No Redemption, 10 Years	2,122
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,127
Expense Example, No Redemption, 10 Years	2,447
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	711
Expense Example, No Redemption, 10 Years	1,585
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	604
Expense Example, No Redemption, 10 Years	$ 1,358